Average Annual Total Returns - Investor A, C and Institutional - BlackRock Dynamic High Income Portfolio	Nov. 27, 2020
Investor A Shares
Average Annual Return:
1 Year	13.28%
5 Years	5.01%
Since Inception	4.90%
Inception Date	Nov. 03, 2014
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	11.06%
5 Years	2.47%
Since Inception	2.38%
Inception Date	Nov. 03, 2014
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.92%
5 Years	2.69%
Since Inception	2.61%
Inception Date	Nov. 03, 2014
Investor C Shares
Average Annual Return:
1 Year	17.70%
5 Years	5.36%
Since Inception	5.20%
Inception Date	Nov. 03, 2014
Institutional Shares
Average Annual Return:
1 Year	20.00%
5 Years	6.42%
Since Inception	6.26%
Inception Date	Nov. 03, 2014